UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

DECEMBER 31, 2017

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 3.7%
Keihin Corp.	8,800	$178,848	(a)
KYB Corp.	1,800	104,829	(a)
Lear Corp.	1,056	186,553	(b)
Magna International Inc.	3,700	209,696
NGK Spark Plug Co., Ltd.	9,200	223,720	(a)
Toyo Tire & Rubber Co., Ltd.	9,400	194,306	(a)
Toyota Boshoku Corp.	10,500	219,026	(a)
Unipres Corp.	8,800	236,087	(a)

Total Auto Components		1,553,065

Automobiles - 0.3%
Yamaha Motor Co., Ltd.	4,400	144,077	(a)

Distributors - 0.6%
Inchcape PLC	24,833	261,814	(a)

Diversified Consumer Services - 0.3%
Service Corporation International	2,949	110,057	(b)

Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	15,498	285,592	(a)
Evolution Gaming Group AB	1,798	127,044	(a)
Great Canadian Gaming Corp.	8,400	225,804	*
Royal Caribbean Cruises Ltd.	2,075	247,506	(b)

Total Hotels, Restaurants & Leisure		885,946

Household Durables - 4.4%
Barratt Developments PLC	23,395	204,450	(a)
Berkeley Group Holdings PLC	4,324	244,852	(a)
Electrolux AB, Class B Shares	3,843	123,598	(a)
JM AB	10,626	241,743	(a)
Persimmon PLC	7,314	270,096	(a)
Redrow PLC	28,417	251,730	(a)
SodaStream International Ltd.	3,186	224,103	*(b)
Taylor Wimpey PLC	96,263	268,159	(a)

Total Household Durables		1,828,731

Leisure Products - 0.5%
Sega Sammy Holdings Inc.	16,300	201,963	(a)

Media -1.1%
Cogeco Communications Inc.	2,500	171,997
CTS Eventim AG & Co. KGaA	2,299	107,008	(a)
Quebecor Inc., Class B Shares	8,800	165,919

Total Media		444,924

Multiline Retail - 0.5%
Big Lots Inc.	1,838	103,204	(b)
Target Corp.	1,693	110,468	(b)

Total Multiline Retail		213,672

Specialty Retail - 3.8%
Best Buy Co. Inc.	2,602	178,159	(b)
Children’s Place Inc.	2,207	320,787	(b)
Conn’s Inc.	4,571	162,499	*(b)
DSW Inc., Class A Shares	5,187	111,054	(b)
Gap Inc.	3,083	105,007	(b)
Home Depot Inc.	1,341	254,160	(b)
PC Depot Corp.	14,100	107,853	(a)
Ross Stores Inc.	2,689	215,792	(b)
Zumiez, Inc.	7,542	157,062	*(b)

Total Specialty Retail		1,612,373

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group PLC	10,231	$247,344	(a)
Deckers Outdoor Corp.	1,599	128,320	*(b)
Hugo Boss AG	2,781	235,898	(a)

Total Textiles, Apparel & Luxury Goods		611,562

TOTAL CONSUMER DISCRETIONARY		7,868,184

CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Fevertree Drinks PLC	7,602	234,112	(a)

Food & Staples Retailing - 2.3%
Booker Group PLC	67,789	208,707	(a)
Kobe Bussan Co., Ltd.	4,900	187,611	(a)
Seven & I Holdings Co., Ltd.	2,700	112,143	(a)
Wal-Mart Stores Inc.	2,623	259,021	(b)
William Morrison Supermarkets PLC	71,509	212,227	(a)

Total Food & Staples Retailing		979,709

Food Products - 1.5%
GrainCorp Ltd., Class A Shares	17,600	112,098	(a)
Grieg Seafood ASA	16,031	140,528	(a)
Megmilk Snow Brand Co., Ltd.	4,100	121,196	(a)
Nichirei Corp.	8,500	234,729	(a)

Total Food Products		608,551

Tobacco - 0.2%
Imperial Brands PLC	2,276	97,265	(a)

TOTAL CONSUMER STAPLES		1,919,637

ENERGY - 5.4%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co.	5,475	173,229	(b)
SBM Offshore NV	12,404	218,270	(a)
Trican Well Service Ltd.	75,800	246,033	*

Total Energy Equipment & Services		637,532

Oil, Gas & Consumable Fuels - 3.9%
Alliance Resource Partners LP	9,409	185,357	(b)
Gibson Energy Inc.	10,500	151,862
HollyFrontier Corp.	5,073	259,839	(b)
OMV AG	4,496	284,848	(a)
Repsol SA	13,542	239,336	(a)
Valero Energy Corp.	2,623	241,080	(b)
Whitehaven Coal Ltd.	68,000	237,968	(a)

Total Oil, Gas & Consumable Fuels		1,600,290

TOTAL ENERGY		2,237,822

FINANCIALS - 11.0%
Banks - 2.7%
Associated Banc-Corp.	4,259	108,179	(b)
BNP Paribas SA	2,738	204,183	(a)
Danske Bank A/S	5,474	212,809	(a)
KBC Group NV	3,096	263,775	(a)
Synovus Financial Corp.	3,268	156,668	(b)
Toronto-Dominion Bank	3,300	193,353

Total Banks		1,138,967

Capital Markets - 1.7%
AllianceBernstein Holding LP	8,535	213,802	(b)
Daiwa Securities Group Inc.	25,000	156,892	(a)
Julius Baer Group Ltd.	1,745	106,684	*(a)
Natixis SA	31,891	252,285	(a)

Total Capital Markets		729,663

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.5%
ORIX Corp.	12,200	$206,281	(a)

Insurance - 5.4%
AEGON NV	39,632	252,585	(a)
Allianz SE, Registered Shares	446	102,140	(a)
ASR Nederland NV	4,240	174,377	(a)
Assured Guaranty Ltd.	5,513	186,725	(b)
Aviva PLC	15,674	107,117	(a)
CNO Financial Group Inc.	6,807	168,065	(b)
Direct Line Insurance Group PLC	29,198	150,471	(a)
Legal & General Group PLC	64,278	236,607	(a)
MS&AD Insurance Group Holdings Inc.	7,500	253,950	(a)
SCOR SE	6,135	246,842	(a)
Sompo Holdings Inc.	2,800	107,951	(a)
Talanx AG	6,263	255,469	*(a)

Total Insurance		2,242,299

Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	3,827	166,168	*(b)
Genworth MI Canada Inc.	3,200	110,740

Total Thrifts & Mortgage Finance		276,908

TOTAL FINANCIALS		4,594,118

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.8%
Baxter International Inc.	3,544	229,084	(b)
IDEXX Laboratories Inc.	1,662	259,904	*(b)
Masimo Corp.	2,945	249,736	*(b)

Total Health Care Equipment & Supplies		738,724

Health Care Providers & Services - 2.5%
Anthem Inc.	932	209,709	(b)
CIGNA Corp.	1,219	247,567	(b)
Express Scripts Holding Co.	1,936	144,503	*(b)
Humana Inc.	1,025	254,272	(b)
WellCare Health Plans Inc.	927	186,429	*(b)

Total Health Care Providers & Services		1,042,480

Health Care Technology - 0.2%
Veeva Systems Inc., Class A Shares	1,573	86,955	*(b)

Life Sciences Tools & Services - 0.5%
ICON PLC	1,955	219,253	*(b)

Pharmaceuticals - 1.7%
H. Lundbeck A/S	4,066	206,774	(a)
Indivior PLC	51,540	280,566	*(a)
Perrigo Co. PLC	1,215	105,899	(b)
UCB SA	1,368	108,407	(a)

Total Pharmaceuticals		701,646

TOTAL HEALTH CARE		2,789,058

INDUSTRIALS - 18.0%
Aerospace & Defense - 0.9%
Dassault Aviation SA	158	245,626	(a)
Moog Inc., Class A Shares	1,573	136,615	*(b)

Total Aerospace & Defense		382,241

Airlines - 2.6%
Air Canada	10,700	220,299	*
Deutsche Lufthansa AG, Registered Shares	9,657	354,993	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Airlines - (continued)
International Consolidated Airlines Group SA	30,523	$267,711	(a)
Qantas Airways Ltd.	57,511	225,767	(a)

Total Airlines		1,068,770

Building Products - 1.0%
Owens Corning	3,287	302,207	(b)
Rockwool International A/S, Class B Shares	394	111,673	(a)

Total Building Products		413,880

Commercial Services & Supplies - 0.9%
Mitie Group PLC	70,425	183,127	(a)
Quad Graphics Inc.	8,289	187,331	(b)

Total Commercial Services & Supplies		370,458

Construction & Engineering - 4.4%
ACS Actividades de Construccion y Servicios SA	5,729	224,153	(a)
CIMIC Group Ltd.	7,364	295,301	(a)
FLSmidth & Co. A/S	4,563	265,074	(a)
Galliford Try PLC	15,840	274,978	(a)
Hochtief AG	1,402	247,098	(a)
Okumura Corp.	5,400	222,183	(a)
Penta-Ocean Construction Co., Ltd.	14,200	105,889	(a)
Primoris Services Corp.	3,752	102,017	(b)
Taisei Corp.	2,000	99,480	(a)

Total Construction & Engineering		1,836,173

Electrical Equipment - 0.8%
Philips Lighting NV	3,517	129,091	(a)
Vestas Wind Systems A/S	2,730	187,132	(a)

Total Electrical Equipment		316,223

Machinery - 2.3%
Allison Transmission Holdings Inc.	2,403	103,497	(b)
Bucher Industries AG, Registered Shares	555	225,049	(a)
Meidensha Corp.	45,000	186,167	(a)
Sandvik AB	6,942	121,344	(a)
Valmet OYJ	6,105	120,302	(a)
VAT Group AG	1,494	221,000	*(a)

Total Machinery		977,359

Professional Services - 1.2%
Adecco Group AG, Registered Shares	1,232	94,161	(a)
Manpowergroup Inc.	2,028	255,751	(b)
Meitec Corp.	3,100	163,204	(a)

Total Professional Services		513,116

Trading Companies & Distributors - 3.9%
Ashtead Group PLC	7,591	202,588	(a)
Ferguson PLC	3,396	242,993	(a)
Kanamoto Co., Ltd.	4,600	142,701	(a)
Marubeni Corp.	33,600	243,976	(a)
Mitsubishi Corp.	10,000	276,367	(a)
Mitsui & Co., Ltd.	17,000	276,094	(a)
Sumitomo Corp.	14,100	238,998	(a)

Total Trading Companies & Distributors		1,623,717

TOTAL INDUSTRIALS		7,501,937

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.6%
F5 Networks Inc.	776	101,827	*(b)
Juniper Networks Inc.	5,911	168,463	(b)

Total Communications Equipment		270,290

Electronic Equipment, Instruments & Components - 3.0%
CDW Corp.	1,474	102,428	(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Electro Scientific Industries Inc.	5,097	$109,229	*(b)
Hitachi Ltd.	34,000	264,489	(a)
Ibiden Co., Ltd.	6,700	100,356	(a)
KEMET Corp.	7,858	118,341	*(b)
Nippon Kodoshi Corp.	11,600	290,351	(a)
Oki Electric Industry Co., Ltd.	18,000	252,279	(a)

Total Electronic Equipment, Instruments & Components		1,237,473

IT Services - 1.7%
Computershare Ltd.	13,507	171,669	(a)
Everi Holdings Inc.	13,487	101,692	*(b)
Fujitsu Ltd.	26,000	184,291	(a)
Nihon Unisys Ltd.	11,600	239,986	(a)

Total IT Services		697,638

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Energy Industries Inc.	2,333	157,431	*(b)
Applied Materials Inc.	3,420	174,830	(b)
BE Semiconductor Industries NV	3,043	254,248	(a)
Entegris Inc.	9,901	301,486	(b)
KLA-Tencor Corp.	2,190	230,103	(b)
Kulicke & Soffa Industries Inc.	6,471	157,472	*(b)
Marvell Technology Group Ltd.	5,728	122,980	(b)
Nova Measuring Instruments Ltd.	4,495	117,008	*(a)
Siltronic AG	1,797	260,824	*(a)
Teradyne Inc.	2,667	111,667	(b)
Texas Instruments Inc.	2,437	254,520	(b)
Tokyo Electron Ltd.	1,300	232,867	(a)
Ulvac Inc.	3,700	231,399	(a)

Total Semiconductors & Semiconductor Equipment		2,606,835

Software - 1.8%
Capcom Co., Ltd.	4,200	132,463	(a)
Check Point Software Technologies Ltd.	1,129	116,987	*(b)
Electronic Arts Inc.	1,577	165,680	*(b)
Intuit Inc.	1,153	181,920	(b)
Progress Software Corp.	3,447	146,739	(b)

Total Software		743,789

Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	3,700	91,327	(a)
HP Inc.	12,910	271,239	(b)
NetApp Inc.	4,280	236,770	(b)
Western Digital Corp.	1,865	148,324	(b)

Total Technology Hardware, Storage & Peripherals		747,660

TOTAL INFORMATION TECHNOLOGY		6,303,685

MATERIALS - 12.4%
Chemicals - 1.8%
Chemours Co.	2,001	100,170	(b)
Covestro AG	2,755	283,276	(a)
Methanex Corp.	3,100	187,825
Nitto Denko Corp.	1,100	97,773	(a)
Venator Materials PLC	4,561	100,889	*(b)

Total Chemicals		769,933

Metals & Mining - 8.2%
Anglo American PLC	13,351	279,038	(a)
BlueScope Steel Ltd.	23,145	277,363	(a)
Eramet	2,119	251,650	*(a)
Evraz PLC	44,341	203,400	(a)
Ferrexpo PLC	59,407	233,621	(a)
Fortescue Metals Group Ltd.	61,638	234,222	(a)
HudBay Minerals Inc.	18,900	167,349
IAMGOLD Corp.	38,700	225,673	*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Kazakhmys PLC		9,700	$116,266	*(a)
Molitec Steel Co., Ltd.		24,000	169,664	(a)
Rio Tinto PLC		5,006	264,202	(a)
Sandfire Resources NL		53,749	288,775	(a)
Sims Metal Management Ltd.		24,013	294,559	(a)
SSAB AB, Class A Shares		51,366	281,052	*(a)
Vedanta Resources PLC		13,479	145,005	(a)

Total Metals & Mining			3,431,839

Paper & Forest Products - 2.4%
Canfor Corp.		10,800	212,907	*
Interfor Corp.		12,600	211,704	*
Nippon Paper Industries Co., Ltd.		8,900	169,063	(a)
Oji Holdings Corp.		37,000	245,960	(a)
West Fraser Timber Co., Ltd.		2,500	154,276

Total Paper & Forest Products			993,910

TOTAL MATERIALS			5,195,682

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Stockland		38,473	134,570	(a)
Xenia Hotels & Resorts Inc.		5,648	121,940	(b)

Total Equity Real Estate Investment Trusts (REITs)			256,510

Real Estate Management & Development - 1.1%
Open House Co., Ltd.		3,800	204,064	(a)
Vonovia SE		5,179	256,361	(a)

Total Real Estate Management & Development			460,425

TOTAL REAL ESTATE			716,935

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
KDDI Corp.		3,600	89,631	(a)

UTILITIES - 1.4%
Electric Utilities - 0.8%
Shikoku Electric Power Co. Inc.		16,100	175,279	(a)
Tokyo Electric Power Co. Holdings Inc.		35,300	139,759	*(a)

Total Electric Utilities			315,038

Multi-Utilities - 0.6%
AGL Energy Ltd.		13,226	251,000	(a)

TOTAL UTILITIES			566,038

TOTAL COMMON STOCKS (Cost - $36,456,051)			39,782,727

RIGHTS - 0.0%
Repsol SA (Cost - $6,176)		13,542	6,158	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $36,462,227)			39,788,885

	RATE
SHORT-TERM INVESTMENTS - 7.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,111,003)	1.219%	3,111,003	3,111,003

TOTAL INVESTMENTS - 102.7% (Cost - $39,573,230)			42,899,888
Liabilities in Excess of Other Assets - (2.7)%			(1,132,689)

TOTAL NET ASSETS - 100.0%			$41,767,199

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

Abbreviations used in this schedule:

REIT	— Real Estate Investment Trust
RSP	— Retail Selling Price

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (95.3)%
COMMON STOCKS - (95.3)%
CONSUMER DISCRETIONARY - (17.7)%
Auto Components - (1.4)%
Autoneum Holding AG	(643)	$(185,042	)(a)
Gentherm Inc.	(5,508)	(174,879	)*
Toyota Industries Corp.	(3,500)	(224,974	)(a)

Total Auto Components		(584,895)

Automobiles - (0.8)%
Daimler AG, Registered Shares	(2,153)	(182,817	)(a)
Tesla Inc.	(497)	(154,741	)*

Total Automobiles		(337,558)

Distributors - (0.3)%
Core-Mark Holding Co. Inc.	(4,440)	(140,215)

Hotels, Restaurants & Leisure - (6.5)%
Accor SA	(4,292)	(221,234	)(a)
Domino’s Pizza Group PLC	(50,524)	(235,681	)(a)
Elior Group	(4,678)	(96,505	)(a)
Fiesta Restaurant Group Inc.	(5,522)	(104,918	)*
Greene King PLC	(27,702)	(207,498	)(a)
InterContinental Hotels Group PLC	(4,095)	(260,468	)(a)
Kyoritsu Maintenance Co., Ltd.	(4,200)	(169,674	)(a)
Merlin Entertainments PLC	(34,219)	(167,276	)(a)
MGM Resorts International	(3,969)	(132,525)
Oriental Land Co., Ltd.	(2,600)	(237,031	)(a)
Red Rock Resorts Inc., Class A Shares	(8,828)	(297,857)
Shake Shack Inc., Class A Shares	(2,833)	(122,386	)*
TABCORP Holdings Ltd.	(60,356)	(262,524	)(a)
Whitbread PLC	(1,619)	(87,436	)(a)
Zoe’s Kitchen Inc.	(7,064)	(118,110	)*

Total Hotels, Restaurants & Leisure		(2,721,123)

Household Durables - (0.5)%
TomTom NV	(19,405)	(192,079	)*(a)

Internet & Direct Marketing Retail - (1.4)%
ASOS PLC	(2,654)	(240,523	)*(a)
Yoox Net-A-Porter Group SpA	(5,182)	(180,870	)*(a)
Zalando SE	(3,410)	(179,677	)*(a)

Total Internet & Direct Marketing Retail		(601,070)

Leisure Products - (1.4)%
Amer Sports OYJ	(3,578)	(99,113	)(a)
Heiwa Corp.	(9,100)	(170,808	)(a)
Mattel Inc.	(6,799)	(104,569)
Shimano Inc.	(1,200)	(168,840	)(a)
Universal Entertainment Corp.	(500)	(18,319	)(a)

Total Leisure Products		(561,649)

Media - (3.9)%
AMC Entertainment Holdings Inc., Class A Shares	(2,300)	(34,730)
Axel Springer SE	(3,599)	(280,425	)(a)
Cineplex Inc.	(7,200)	(213,823)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Media - (continued)
Daily Mail & General Trust PLC, Class A Shares	(14,000)	$(112,511	)(a)
Dentsu Inc.	(4,600)	(194,083	)(a)
Liberty Media Corp.-Liberty Formula One, Class A Shares	(3,595)	(117,629	)*
LIFULL Co., Ltd.	(24,200)	(215,656	)(a)
Nexstar Media Group Inc., Class A Shares	(2,937)	(229,674)
ProSiebenSat.1 Media SE	(6,018)	(207,203	)(a)

Total Media		(1,605,734)

Specialty Retail - (0.2)%
Pets at Home Group PLC	(38,612)	(91,969	)(a)

Textiles, Apparel & Luxury Goods - (1.3)%
G-III Apparel Group Ltd.	(7,032)	(259,410	)*
Luxottica Group SpA	(3,627)	(222,268	)(a)
Under Armour Inc., Class C Shares	(5,461)	(72,741	)*

Total Textiles, Apparel & Luxury Goods		(554,419)

TOTAL CONSUMER DISCRETIONARY		(7,390,711)

CONSUMER STAPLES - (5.1)%
Beverages - (0.9)%
Anheuser-Busch InBev SA	(1,644)	(183,377	)(a)
Cott Corp.	(12,000)	(200,286)

Total Beverages		(383,663)

Food & Staples Retailing - (1.2)%
Carrefour SA	(9,557)	(206,826	)(a)
ICA Gruppen AB	(2,106)	(76,418	)(a)
Tsuruha Holdings Inc.	(1,600)	(216,943	)(a)

Total Food & Staples Retailing		(500,187)

Food Products - (1.5)%
B&G Foods Inc.	(3,718)	(130,688)
Blue Buffalo Pet Products Inc.	(4,629)	(151,785	)*
CALBEE Inc.	(2,300)	(74,827	)(a)
Greencore Group PLC	(80,633)	(250,036	)(a)

Total Food Products		(607,336)

Personal Products - (1.5)%
Coty Inc., Class A Shares	(10,925)	(217,298)
Ontex Group NV	(4,745)	(156,759	)(a)
Shiseido Co., Ltd.	(5,400)	(260,287	)(a)

Total Personal Products		(634,344)

TOTAL CONSUMER STAPLES		(2,125,530)

ENERGY - (5.5)%
Energy Equipment & Services - (0.5)%
Hi-Crush Partners LP	(12,622)	(135,055)
Weatherford International PLC	(19,664)	(81,999	)*

Total Energy Equipment & Services		(217,054)

Oil, Gas & Consumable Fuels - (5.0)%
Cairn Energy PLC	(63,306)	(181,234	)*(a)
Callon Petroleum Co.	(7,126)	(86,581	)*
Enbridge Inc.	(3,800)	(148,614)
Keyera Corp.	(4,100)	(115,531)
Matador Resources Co.	(6,675)	(207,793	)*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP	(4,787)	$(169,795)
Parsley Energy Inc., Class A Shares	(2,974)	(87,554	)*
Pembina Pipeline Corp.	(8,305)	(300,685)
PrairieSky Royalty Ltd.	(6,900)	(175,986)
RSP Permian Inc.	(4,408)	(179,317	)*
Seven Generations Energy Ltd., Class A Shares	(9,800)	(138,619	)*
Spartan Energy Corp.	(15,666)	(89,609	)*
Tullow Oil PLC	(72,759)	(202,739	)*(a)

Total Oil, Gas & Consumable Fuels		(2,084,057)

TOTAL ENERGY		(2,301,111)

FINANCIALS - (7.1)%
Banks - (3.4)%
Bank of Kyoto Ltd.	(1,600)	(83,234	)(a)
Bank of Queensland Ltd.	(114)	(1,129	)(a)
BPER Banca	(19,097)	(96,120	)(a)
Commerzbank AG	(18,135)	(272,012	)*(a)
CYBG PLC	(25,743)	(118,008	)*(a)
Fukuoka Financial Group Inc.	(17,000)	(95,544	)(a)
Metro Bank PLC	(4,346)	(209,353	)*(a)
Standard Chartered PLC	(23,444)	(246,710	)*(a)
Unione di Banche Italiane SpA	(37,532)	(163,699	)(a)
Virgin Money Holdings UK PLC	(33,575)	(128,385	)(a)

Total Banks		(1,414,194)

Capital Markets - (0.8)%
Deutsche Bank AG, Registered Shares	(9,765)	(185,313	)(a)
TP ICAP PLC	(22,337)	(159,985	)(a)

Total Capital Markets		(345,298)

Consumer Finance - (0.8)%
Encore Capital Group Inc.	(1,979)	(83,316	)*
PRA Group Inc.	(7,223)	(239,803	)*

Total Consumer Finance		(323,119)

Diversified Financial Services - (0.6)%
AMP Ltd.	(40,574)	(163,937	)(a)
Challenger Ltd.	(9,153)	(99,979	)(a)

Total Diversified Financial Services		(263,916)

Insurance - (1.5)%
AmTrust Financial Services Inc.	(7,960)	(80,157)
Lancashire Holdings Ltd.	(15,393)	(141,657	)(a)
Phoenix Group Holdings	(17,320)	(182,123	)(a)
Willis Towers Watson PLC	(1,350)	(203,432)

Total Insurance		(607,369)

TOTAL FINANCIALS		(2,953,896)

HEALTH CARE - (7.1)%
Health Care Equipment & Supplies - (3.0)%
Coloplast A/S, Class B Shares	(2,144)	(170,011	)(a)
DexCom Inc.	(3,252)	(186,632	)*
Invacare Corp.	(9,358)	(157,682)
iRhythm Technologies Inc.	(2,275)	(127,514	)*
Penumbra Inc.	(2,125)	(199,962	)*
Sartorius AG	(2,250)	(214,718	)(a)
Sysmex Corp.	(2,800)	(220,480	)(a)

Total Health Care Equipment & Supplies		(1,276,999)

Health Care Providers & Services - (1.5)%
Healthscope Ltd.	(142,208)	(232,706	)(a)
Mediclinic International PLC	(16,538)	(144,388	)(a)
Orpea	(1,487)	(175,361	)(a)
Spire Healthcare Group PLC	(20,912)	(70,832	)(a)

Total Health Care Providers & Services		(623,287)

Health Care Technology - (0.2)%
athenahealth Inc.	(526)	(69,979	)*

Life Sciences Tools & Services - (0.5)%
MorphoSys AG	(2,494)	(228,303	)*(a)

Pharmaceuticals - (1.9)%
Aerie Pharmaceuticals Inc.	(2,152)	(128,582	)*
Hikma Pharmaceuticals PLC	(6,729)	(102,970	)(a)
Medicines Co.	(1,417)	(38,741	)*

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Nektar Therapeutics	(4,740)	$(283,073	)*
Vifor Pharma AG	(1,802)	(230,922	)(a)

Total Pharmaceuticals		(784,288)

TOTAL HEALTH CARE		(2,982,856)

INDUSTRIALS - (18.6)%
Aerospace & Defense - (1.0)%
Astronics Corp.	(4,857)	(201,420	)*
Axon Enterprise Inc.	(4,140)	(109,710	)*
Maxar Technologies Ltd.	(1,600)	(103,001)

Total Aerospace & Defense		(414,131)

Air Freight & Logistics - (0.6)%
Bollore SA	(46,998)	(255,303	)(a)
Bollore SA	(53)	(290	)*(a)

Total Air Freight & Logistics		(255,593)

Airlines - (0.3)%
Allegiant Travel Co.	(754)	(116,681)

Building Products - (1.0)%
Advanced Drainage Systems Inc.	(4,404)	(105,036)
Johnson Controls International PLC	(2,567)	(97,828)
TOTO Ltd.	(3,300)	(194,550	)(a)

Total Building Products		(397,414)

Commercial Services & Supplies - (1.9)%
Aggreko PLC	(15,377)	(165,359	)(a)
Babcock International Group PLC	(10,998)	(104,246	)(a)
Healthcare Services Group Inc.	(4,184)	(220,580)
Ritchie Bros. Auctioneers Inc.	(6,700)	(200,627)
Team Inc.	(6,835)	(101,842	)*

Total Commercial Services & Supplies		(792,654)

Construction & Engineering - (0.5)%
Aecon Group Inc.	(13,600)	(215,739)

Electrical Equipment - (2.5)%
Melrose Industries PLC	(65,241)	(185,977	)(a)
Nexans SA	(2,446)	(149,714	)(a)
Nidec Corp.	(1,600)	(224,598	)(a)
Nissin Electric Co., Ltd.	(11,600)	(134,994	)(a)
NKT Holding A/S	(4,829)	(220,439	)*(a)
Siemens Gamesa Renewable Energy SA	(9,489)	(129,936	)(a)

Total Electrical Equipment		(1,045,658)

Industrial Conglomerates - (1.0)%
Keihan Holdings Co., Ltd.	(6,800)	(199,947	)(a)
Seibu Holdings Inc.	(12,400)	(234,251	)(a)

Total Industrial Conglomerates		(434,198)

Machinery - (3.0)%
AG Growth International Inc.	(2,200)	(93,356)
Andritz AG	(1,430)	(80,750	)(a)
Burckhardt Compression Holding AG	(54)	(17,512	)(a)
GEA Group AG	(3,796)	(182,015	)(a)
KION Group AG	(1,363)	(117,595	)(a)
Kornit Digital Ltd.	(6,490)	(104,813	)*
Makita Corp.	(2,000)	(83,736	)(a)
Miura Co., Ltd.	(3,300)	(88,925	)(a)
Nabtesco Corp.	(5,300)	(203,289	)(a)
Tokyo Keiki Inc.	(5,500)	(69,271	)(a)
Wabtec Corp.	(2,757)	(224,503)

Total Machinery		(1,265,765)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Marine - (0.4)%
Kuehne & Nagel International AG, Registered Shares	(911)	$(160,995	)(a)

Professional Services - (0.6)%
Bureau Veritas SA	(4,308)	(117,782	)(a)
DKSH Holding AG	(1,354)	(118,434	)(a)

Total Professional Services		(236,216)

Road & Rail - (2.7)%
Central Japan Railway Co.	(1,100)	(196,861	)(a)
Hertz Global Holdings Inc.	(5,959)	(131,694	)*
Keikyu Corp.	(10,000)	(191,942	)(a)
Keio Corp.	(4,400)	(193,486	)(a)
Kyushu Railway Co.	(2,800)	(86,635	)(a)
Nankai Electric Railway Co., Ltd.	(6,600)	(163,425	)(a)
Odakyu Electric Railway Co., Ltd.	(7,500)	(160,285	)(a)

Total Road & Rail		(1,124,328)

Trading Companies & Distributors - (1.4)%
Monotaro Co., Ltd.	(6,500)	(207,388	)(a)
SiteOne Landscape Supply Inc.	(1,732)	(132,844	)*
Trusco Nakayama Corp.	(8,400)	(244,716	)(a)

Total Trading Companies & Distributors		(584,948)

Transportation Infrastructure - (1.7)%
Aeroports de Paris	(1,034)	(196,444	)(a)
Auckland International Airport Ltd.	(41,663)	(191,244	)(a)
Macquarie Infrastructure Corp.	(1,925)	(123,585)
Transurban Group	(20,536)	(198,772	)(a)

Total Transportation Infrastructure		(710,045)

TOTAL INDUSTRIALS		(7,754,365)

INFORMATION TECHNOLOGY - (14.3)%
Communications Equipment - (1.1)%
Finisar Corp.	(6,100)	(124,135	)*
Infinera Corp.	(13,107)	(82,967	)*
Lumentum Holdings Inc.	(1,384)	(67,678	)*
ViaSat Inc.	(2,774)	(207,634	)*

Total Communications Equipment		(482,414)

Electronic Equipment, Instruments & Components - (2.4)%
Fitbit Inc., Class A Shares	(16,428)	(93,804	)*
Iriso Electronics Co., Ltd.	(4,100)	(244,616	)(a)
Mesa Laboratories Inc.	(1,377)	(171,161)
MTS Systems Corp.	(3,389)	(181,989)
National Instruments Corp.	(3,998)	(166,437)
Sumida Corp.	(9,400)	(160,966	)(a)

Total Electronic Equipment, Instruments & Components		(1,018,973)

Internet Software & Services - (3.4)%
2U Inc.	(2,185)	(140,954	)*
Aconex Ltd.	(6,310)	(37,626	)*(a)
DeNA Co., Ltd.	(7,300)	(150,540	)(a)
GTT Communications Inc.	(5,334)	(250,431	)*
NEXTDC Ltd.	(54,899)	(256,693	)*(a)
Pandora Media Inc.	(1,957)	(9,433	)*
Rocket Internet SE	(4,401)	(111,433	)*(a)
Shopify Inc., Class A Shares	(1,600)	(161,795	)*
Shutterstock Inc.	(2,486)	(106,973	)*
Twilio Inc., Class A Shares	(659)	(15,553	)*
ZPG PLC	(36,596)	(163,249	)(a)

Total Internet Software & Services		(1,404,680)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
IT Services - (1.5)%
Cardtronics PLC, Class A Shares	(5,450)	$(100,934	)*
Global Payments Inc.	(881)	(88,311)
InterXion Holding NV	(4,442)	(261,767	)*
Obic Co., Ltd.	(2,200)	(161,723	)(a)

Total IT Services		(612,735)

Semiconductors & Semiconductor Equipment - (3.6)%
ams AG	(2,869)	(259,977	)(a)
Canadian Solar Inc.	(6,134)	(103,419	)*
Cavium Inc.	(3,059)	(256,436	)*
Inphi Corp.	(3,886)	(142,228	)*
MACOM Technology Solutions Holdings Inc.	(3,052)	(99,312	)*
MaxLinear Inc.	(3,309)	(87,424	)*
Mitsui High-Tec Inc.	(10,700)	(193,594	)(a)
NeoPhotonics Corp.	(8,672)	(57,062	)*
Renesas Electronics Corp.	(14,800)	(171,313	)*(a)
U-Blox Holding AG	(768)	(151,147	)*(a)

Total Semiconductors & Semiconductor Equipment		(1,521,912)

Software - (2.3)%
Callidus Software Inc.	(8,273)	(237,021	)*
Ellie Mae Inc.	(1,563)	(139,732	)*
Koei Tecmo Holdings Co., Ltd.	(8,000)	(161,703	)(a)
Oracle Corp. Japan	(1,300)	(107,792	)(a)
PROS Holdings Inc.	(4,000)	(105,800	)*
Ultimate Software Group Inc.	(899)	(196,189	)*

Total Software		(948,237)

TOTAL INFORMATION TECHNOLOGY		(5,988,951)

MATERIALS - (11.7)%
Chemicals - (4.2)%
Air Liquide SA	(1,808)	(227,394	)(a)
GCP Applied Technologies Inc.	(7,022)	(224,002	)*
Givaudan SA, Registered Shares	(103)	(237,581	)(a)
K&S AG, Registered Shares	(7,309)	(182,039	)(a)
Kansai Paint Co., Ltd.	(8,500)	(220,714	)(a)
Nippon Paint Holdings Co., Ltd.	(5,900)	(185,950	)(a)
Symrise AG	(2,911)	(249,579	)(a)
Taiyo Nippon Sanso Corp.	(15,500)	(216,656	)(a)

Total Chemicals		(1,743,915)

Construction Materials - (1.0)%
Fletcher Building Ltd.	(16,292)	(87,700	)(a)
Ibstock PLC	(24,641)	(88,693	)(a)
LafargeHolcim Ltd., Registered Shares	(3,119)	(175,730	)(a)
Summit Materials Inc., Class A Shares	(2,505)	(78,744	)*

Total Construction Materials		(430,867)

Containers & Packaging - (1.8)%
FP Corp.	(2,200)	(118,139	)(a)
Huhtamaki OYJ	(4,408)	(184,544	)(a)
Pact Group Holdings Ltd.	(52,912)	(234,035	)(a)
RPC Group PLC	(17,936)	(212,170	)(a)

Total Containers & Packaging		(748,888)

Metals & Mining - (4.7)%
Acacia Mining PLC	(42,853)	(114,193	)(a)
Compass Minerals International Inc.	(1,200)	(86,700)
Endeavour Mining Corp.	(11,100)	(226,327	)*
First Quantum Minerals Ltd.	(16,900)	(236,761)
Independence Group NL	(70,826)	(262,399	)(a)
MAG Silver Corp.	(12,800)	(158,040	)*
Nevsun Resources Ltd.	(67,400)	(164,076)
Nippon Denko Co., Ltd.	(48,400)	(202,394	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Novagold Resources Inc.	(19,500)	$(76,635	)*
Pretium Resources Inc.	(16,900)	(192,797	)*
Turquoise Hill Resources Ltd.	(66,900)	(228,322	)*

Total Metals & Mining		(1,948,644)

TOTAL MATERIALS		(4,872,314)

REAL ESTATE - (5.7)%
Equity Real Estate Investment Trusts (REITs) - (4.1)%
Acadia Realty Trust	(3,680)	(100,685)
Alexandria Real Estate Equities Inc.	(1,395)	(182,173)
Derwent London PLC	(4,211)	(177,221	)(a)
Digital Realty Trust Inc.	(953)	(108,547)
Gramercy Property Trust	(4,825)	(128,634)
Great Portland Estates PLC	(21,116)	(196,167	)(a)
Intu Properties PLC	(55,261)	(188,670	)(a)
Japan Hotel REIT Investment Corp.	(127)	(85,214	)(a)
Japan Prime Realty Investment Corp.	(45)	(142,981	)(a)
Life Storage Inc.	(1,523)	(135,654)
Pennsylvania Real Estate Investment Trust	(5,986)	(71,174)
United Urban Investment Corp.	(82)	(117,912	)(a)
Urban Edge Properties	(2,884)	(73,513)

Total Equity Real Estate Investment Trusts (REITs)		(1,708,545)

Real Estate Management & Development - (1.6)%
Capital & Counties Properties PLC	(60,129)	(259,413	)(a)
Inmobiliaria Colonial Socimi SA	(16,069)	(159,353	)(a)
Relo Group Inc.	(10,100)	(275,095	)(a)

Total Real Estate Management & Development		(693,861)

TOTAL REAL ESTATE		(2,402,406)

TELECOMMUNICATION SERVICES - (1.4)%
Diversified Telecommunication Services - (1.1)%
Cellnex Telecom SAU	(5,583)	(142,894	)(a)
Iliad SA	(721)	(172,777	)(a)
Inmarsat PLC	(18,197)	(120,577	)(a)

Total Diversified Telecommunication Services		(436,248)

Wireless Telecommunication Services - (0.3)%
Shenandoah Telecommunications Co.	(3,904)	(131,955)

TOTAL TELECOMMUNICATION SERVICES		(568,203)

UTILITIES - (1.1)%
Electric Utilities - (0.4)%
Energias de Portugal SA	(48,852)	(169,096	)(a)

Multi-Utilities - (0.2)%
Black Hills Corp.	(1,382)	(83,072)

Water Utilities - (0.5)%
California Water Service Group	(4,806)	(217,952)

TOTAL UTILITIES		(470,120)

TOTAL COMMON STOCKS (Proceeds - $(37,219,638))		(39,810,463)

RIGHTS - 0.0%
Transurban Group (Proceeds - $(0))	(1,665)	(1,319	)*

TOTAL SECURITIES SOLD SHORT (Proceeds - $(37,219,638))		$(39,811,782)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,051,272	GBP	3,785,000	Bank of New York	1/19/18	$(61,653)
USD	7,446,186	JPY	843,839,000	Bank of New York	1/19/18	(48,148)
USD	2,367,755	CAD	3,046,000	Citibank N.A.	1/19/18	(56,208)
USD	2,380,353	AUD	3,152,000	Northern Trust Co.	1/19/18	(78,997)
USD	4,808,510	EUR	4,088,000	Northern Trust Co.	1/19/18	(101,034)

Total						$(346,040)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,388,147	$4,480,037	—	$7,868,184
Consumer Staples	259,021	1,660,616	—	1,919,637
Energy	1,257,400	980,422	—	2,237,822
Financials	1,303,700	3,290,418	—	4,594,118
Health Care	2,193,311	595,747	—	2,789,058
Industrials	1,307,717	6,194,220	—	7,501,937
Information Technology	3,480,128	2,823,557	—	6,303,685
Materials	1,360,793	3,834,889	—	5,195,682
Real Estate	121,940	594,995	—	716,935
Telecommunication Services	—	89,631	—	89,631
Utilities	—	566,038	—	566,038
Rights	6,158	—	—	6,158

Total Long-Term Investments	14,678,315	25,110,570	—	39,788,885

Short-Term Investments†	3,111,003	—	—	3,111,003

Total Investments	$17,789,318	$25,110,570	—	$42,899,888

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common Stocks:
Consumer Discretionary	$2,278,207	$5,112,504	—	$7,390,711
Consumer Staples	700,057	1,425,473	—	2,125,530
Energy	1,917,138	383,973	—	2,301,111
Financials	606,708	2,347,188	—	2,953,896
Health Care	1,192,165	1,790,691	—	2,982,856
Industrials	2,283,259	5,471,106	—	7,754,365
Information Technology	3,656,579	2,332,372	—	5,988,951
Materials	1,672,404	3,199,910	—	4,872,314
Real Estate	800,380	1,602,026	—	2,402,406
Telecommunication Services	131,955	436,248	—	568,203
Utilities	301,024	169,096	—	470,120
Rights	1,319	—	—	1,319

Total Securities Sold Short	15,541,195	24,270,587	—	39,811,782

Forward Foreign Currency Contracts	—	$346,040	—	$346,040

Total	$15,541,195	$24,616,627	—	$40,157,822

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $25,110,570 and securities sold short valued at $24,270,587 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018